Strategic investments (Schedule of changes in strategic investments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Quantity
Number of warrants, outstanding, beginning balance	9,594,600
Number of instruments exercised	0
Number of warrants, outstanding, ending balance	16,394,600	9,594,600
Amount
Beginning balance	$ 14,901,659
Additions	3,604,000	$ 10,588,857
Ending balance	$ 6,242,634	$ 14,901,659
Beauce Gold Fields ("BGF") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance	1,025,794	1,025,794
Additions	0	0
Number of instruments exercised		0
Disposed	0	0
Change in the fair value	0	0
Number of warrants, outstanding, ending balance	1,025,794	1,025,794
Amount
Beginning balance	$ 123,095	$ 123,095
Additions	0	0
Exercised		0
Disposed	0	0
Change in the fair value	(66,676)	0
Ending balance	$ 56,419	$ 123,095
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance	26,752,600	14,990,200
Additions	6,800,000	8,268,000
Number of instruments exercised		16,250,000
Disposed	11,447,500	12,755,600
Change in the fair value	0	0
Number of warrants, outstanding, ending balance	22,105,100	26,752,600
Amount
Beginning balance	$ 12,306,196	$ 16,489,220
Additions	3,196,000	8,070,109
Exercised		11,700,000
Disposed	(3,922,244)	(14,252,732)
Change in the fair value	(6,164,203)	(9,700,401)
Ending balance	$ 5,415,749	$ 12,306,196
HPQ warrants - level 3
Quantity
Number of warrants, outstanding, beginning balance	9,594,600	25,844,600
Additions	6,800,000	0
Number of instruments exercised		(16,250,000)
Disposed	0	0
Change in the fair value	0	0
Number of warrants, outstanding, ending balance	16,394,600	9,594,600
Amount
Beginning balance	$ 2,472,368	$ 23,379,435
Additions	408,000	0
Exercised		(9,181,250)
Disposed	0	0
Change in the fair value	(2,109,902)	(11,725,817)
Ending balance	$ 770,466	$ 2,472,368